Nature of Operations and Items Impacting Basis of Presentation	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND ITEMS IMPACTING BASIS OF PRESENTATION
NATURE OF OPERATIONS AND ITEMS IMPACTING BASIS OF PRESENTATION
Overview: Union Security Life Insurance Company of New York (the "Company") is a provider of life and health insurance products including group disability insurance, group dental insurance, group vision insurance, group life insurance, credit insurance and accidental death products. On March 1, 2016, Assurant, Inc. ("Assurant" or the "Parent") sold its Assurant Employee Benefits (“AEB”) segment mainly through a series of reinsurance transactions with Sun Life and Health Insurance Company (U.S.) ("Sun Life"), a subsidiary of Sun Life Financial Inc. The sale of AEB had a material impact to the results of operations, cash flows and financial condition of the Company. The Company's financial statements also reflect the assets, liabilities and activity associated with businesses that were sold through reinsurance and coinsurance arrangements. Specifically, in addition to the aforementioned sale of AEB, in 2001, Assurant entered into a reinsurance agreement with Hartford Life and Annuity Insurance Company ("The Hartford") for the sale of the Fortis Financial Group ("FFG") division. Also, in 2000, the Company divested its Long-Term Care ("LTC") operations to John Hancock Life Insurance Company, a subsidiary of Manulife Financial Corporation ("John Hancock"). Assets supporting liabilities ceded relating to these businesses are mainly held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet.
The Company is a wholly-owned subsidiary of the Parent. The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.
The Company is domiciled in New York and is qualified to sell life, health and annuity insurance in the state of New York.
Sale of Assurant Employee Benefits: As referenced above, on March 1, 2016, the Parent completed the sale of its Assurant Employee Benefits segment through a series of transactions with Sun Life, for net cash consideration of $942.2 million (including contingent consideration), which resulted in a total estimated gain of $656.5 million. The Company's allocated portion of the cash consideration and the estimated gain was $45.1 million and $36.0 million, respectively, (the remaining cash consideration and estimated gain was allocated to other Assurant affiliates). The transaction was primarily structured as a reinsurance arrangement, as well as the sale of certain legal entities that included a ceding commission and other consideration. The reinsurance transaction does not extinguish the Company's primary liability on the policies it has issued or assumed, thus any gains associated with the prospective component of the reinsurance transaction are deferred and amortized over the contract period, including contractual renewal periods, in proportion to the amount of insurance coverage provided. The Company also has an obligation to continue to write and renew certain policies for a period of time until Sun Life commences policy writing and renewal.
The Company was required to allocate the proceeds considering the relative fair value of transaction components. Most of the expected gains resulting from the transaction related to our compensation for the inforce policies (prospective component), sales of net assets underlying the continuing business, as well as the future compensation for our performance obligations to write and renew certain policies for a period of time. The reinsurance for existing claims liabilities (retroactive component) resulted in a loss when considering the amounts paid for reinsurance premiums (assets transferred to Sun Life) exceeded the recorded liabilities related to the underlying reinsurance contracts. The Company also recognized realized gains associated with the fair value of assets transferred to Sun Life (which offset losses on the retroactive component).
The terms "deferred gain" and "amortization of deferred gain" broadly reflect the multiple transaction elements and earnings thereof, inclusive of the expected and actual income resulting from the reinsurance subject to prospective accounting, income expected to be earned related to the deferred gains associated with long-duration contracts, and the expected recognition of deferred revenues associated with our performance obligations.
The Company's deferred gain amount (representing $29.1 million of the total $36.0 million of original estimated gains) has been and will continue to be recognized as revenue over the contract period in proportion to the amount of insurance coverage provided, including estimated contractual renewals pursuant to rate guarantees. The ultimate amortization pattern will be dependent on a number of factors including the timing of when Sun Life commences directly writing and renewing policies and the sales and persistency on business the Company is obligated to write and renew in the interim.

The following represents a summary of the pre-tax gain recognized by transaction component, as well as the related classification within the Financial Statements:

	Years Ended December 31,
	2017	2016
Novations, resulting in recognized gains (a)	—	1.8
Loss on retroactive reinsurance component, before realized gains (b)	—	(1.0)
Net gain prior to realized gains on transferred securities supporting reinsurance component (c)	—	0.8
Realized gains on transferred supporting retroactive	—	5.3
Amortization of deferred gains (d)	2.8	26.4
Total	$2.8	$32.5
(a) Novations of certain insurance policies directly to Sun Life allowed for immediate gain recognition.
(b) Reinsurance of existing claims liabilities requires retroactive accounting necessitating losses to be recognized immediately. However, upon transfer of the associated assets supporting the liabilities, the Company recognized realized gains which more than offset the retroactive losses. The Company was required to classify the realized gains as part of net realized gains on investments, within the statements of operations.
(c) Amount classified within underwriting, general and administrative expenses in the statements of operations.
(d) Amount classified as amortization of deferred gains and gains on disposal of businesses within the statements of operations.
The remaining unamortized deferred gain as of December 31, 2017 was $0.8 million. The Company will review and evaluate the estimates affecting the deferred gain each period or when significant information affecting the estimates becomes known, and will adjust the prospective revenue to be recognized accordingly.
Dividends to Parent: The Company declared and paid cash dividends of $15.8 million and $3.8 million during the years ended December 31, 2017 and 2016, respectively, primarily using the proceeds from the sale of AEB.
Impairment of Goodwill: Due to the Assurant Employee Benefits sale to Sun Life, the Company no longer expected to have sufficient income from continuing operations to support the realization of its goodwill. As a result of this change, the Company impaired all of its goodwill of $0.3 during 2016.
Other transactional impacts: The Company received a capital contribution of $3.7 million from an affiliated entity related to the sale of AEB based on the difference in contractual and allocated consideration attributable to that entity.
Income from AEB presented in the financial statements: The pre-tax income for AEB (prior to the sale to Sun Life) was $0.2 million and $3.7 million for the years ended December 31, 2016 and 2015, respectively.